Share capital - Schedule of number of warrants outstanding and exercise price (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding	$ 1,737.65
Number of warrants outstanding	32	210,370	158,832	99,725
Warrants By Expiry Date At January 16Th 2026 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding	$ 1,737.65
Number of warrants outstanding	26
Warrants By Expiry Date At January 20Th 2026 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding	$ 1,737.65
Number of warrants outstanding	6